Income taxes - Summary of Income (Loss) Before Income Taxes (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
United States	$ 1.5	$ (131.3)	$ (13.0)
Foreign	167.3	51.7	39.7
Income (loss) before income taxes	$ 168.8	$ (79.6)	$ 26.7